Impacts of Derivative Financial Instruments on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders' Equity (Parenthetical) (Detail) (Cash Flow Hedging, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reclassified in pre-tax gains from AOCI into net interest income	$ 423	[1]	$ 487	[2]	$ 455	[3]
Interest Income (Expense), Net [Member]
Reclassified in pre-tax gains from AOCI into net interest income	$ 202		$ 130		$ 31

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.